SCHEDULE OF IMPACT OF RESTATEMENT (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets	$ 159,008						$ 159,008		$ 139,382	$ 370,936
Liabilities
Total liabilities	1,243,578						1,243,578		3,244,238	3,667,911
Stockholders’ equity
Preferred stock, $0.001 par value	28,894						28,894
Common stock, $0.001 par value	82,239						82,239		144,642	123,346
Additional paid-in capital									13,085,715	8,397,109
Non-controlling interest									(680,886)	(590,628)
Accumulated deficit	(18,404,275)						(18,404,275)		(15,699,327)	(11,226,802)
Total stockholders’ deficit	(1,084,570)	$ (1,099,956)	$ (990,423)		$ (2,627,529)	$ (4,026,094)	(1,084,570)		(3,104,856)	(3,296,975)	$ (3,158,207)
Total liabilities and stockholders’ deficit	159,008						159,008		139,382	370,936
Loss from operations	(346,204)			$ (985,465)			(1,734,755)	$ (2,789,927)	(3,800,212)	(2,436,541)
Adjustment to other income										300,000
Loss of issuance									(212,458)
Total other income (expense)								(720,999)
NET LOSS	(392,374)			(1,156,741)			(1,863,112)	(3,510,926)	(4,562,783)	(2,666,506)
Net loss attributable to the non-controlling interest				34,777	764			68,435	90,258	193,372
NET LOSS ATTRIBUTABLE TO BIOXYTRAN	$ (392,374)	(661,648)		$ (1,121,964)	(1,539,650)		$ (1,863,112)	$ (3,442,491)	$ (4,472,525)	$ (2,473,134)
Loss per Common share, basic	$ (0.00)			$ (0.01)			$ (0.01)	$ (0.03)	$ (0.03)	$ (0.02)
Loss per Common share, diluted	$ (0.00)			$ (0.01)			$ (0.01)	$ (0.03)	$ (0.03)	$ (0.02)
Adjustment of average number of Common shares out-standing									(2,427,075)	(251,473)
Weighted average number of Common shares outstanding, basic	126,391,176			136,443,056			153,821,016	129,441,332	133,973,352	112,712,305
Weighted average number of Common shares outstanding, diluted	126,391,176			136,443,056			153,821,016	129,441,332	133,973,352	112,712,305
Weighted average number of Common shares outstanding, basic	(126,391,176)			(136,443,056)			(153,821,016)	(129,441,332)	(133,973,352)	(112,712,305)
Weighted average number of Common shares outstanding, diluted	(126,391,176)			(136,443,056)			(153,821,016)	(129,441,332)	(133,973,352)	(112,712,305)
Net loss	$ (392,374)			$ (1,156,741)			$ (1,863,112)	$ (3,510,926)	$ (4,562,783)	$ (2,666,506)
Adjustment to reconcile net loss to net cash used in operating activities								(212,458)
Net cash used in operating activities							(99,791)	(682,749)	(775,375)	(1,803,670)
Net cash used in investing activities							(16,123)	(37,740)	(44,301)	(32,247)
Net cash provided by financing activities							124,500	505,361	550,361	2,058,960
Net change in cash							8,586	(215,128)	(269,315)	223,043
Adjustments									1,744
Total assets	159,008						159,008		139,382	370,936
Adjustments									(5,262)
Total liabilities	1,243,578						1,243,578		3,244,238	3,667,911
Adjustments									(1,000)
Adjustments									(209,731)
Additional paid-in capital	17,208,572						17,208,572		13,130,715
Total stockholders’ equity	(1,084,570)	(1,099,956)	(990,423)		(2,627,529)	(4,026,094)	(1,084,570)		(3,104,856)	(3,296,975)	$ (3,158,207)
Total liabilities and stockholders’ equity	159,008						159,008		139,382	370,936
Adjustment from Operations								3,460
Loss from operations	(346,204)			(985,465)			(1,734,755)	(2,789,927)	(3,800,212)	(2,436,541)
Loss of issuance				(120,772)				(212,458)
Total other (expense) income								(720,999)
NET LOSS ATTRIBUTABLE TO BIOXYTRAN	$ (392,374)	$ (661,648)		(1,121,964)	$ (1,539,650)		(1,863,112)	(3,442,491)	(4,472,525)	(2,473,134)
Adjustments								(3,460)
Net cash used in operating activities							(99,791)	(682,749)	(775,375)	(1,803,670)
Net cash used in investing activities							(16,123)	(37,740)	(44,301)	(32,247)
Net cash provided by financing activities							$ 124,500	505,361	550,361	2,058,960
Previously Reported [Member]
Assets
Adjustment to Intangibles
Total assets									137,638	370,936
Liabilities
Total liabilities									3,249,500	3,663,482
Stockholders’ equity
Preferred stock, $0.001 par value
Common stock, $0.001 par value									145,642	123,252
Additional paid-in capital									12,920,984	8,392,430
Non-controlling interest									(680,886)	(590,628)
Accumulated deficit									(15,497,602)	(11,217,600)
Total stockholders’ deficit				(2,143,918)				(2,143,918)	(3,111,862)	(3,292,546)
Total liabilities and stockholders’ deficit									137,638	370,936
Loss from operations								(2,793,386)	(3,820,147)	(2,134,112)
Adjustment to other income
Loss of issuance
Total other income (expense)								(508,541)	(550,113)	(523,192)
NET LOSS								(3,301,927)	(4,370,260)	(2,657,304)
Net loss attributable to the non-controlling interest						32,894		68,435	90,258	193,372
NET LOSS ATTRIBUTABLE TO BIOXYTRAN						(780,654)		$ (3,233,492)	$ (4,280,002)	$ (2,463,932)
Loss per Common share, basic								$ (0.02)	$ (0.03)	$ (0.02)
Loss per Common share, diluted								$ (0.02)	$ (0.03)	$ (0.02)
Weighted average number of Common shares outstanding, basic								129,441,332	134,224,825	115,139,380
Weighted average number of Common shares outstanding, diluted								129,441,332	134,224,825	115,139,380
Weighted average number of Common shares outstanding, basic								(129,441,332)	(134,224,825)	(115,139,380)
Weighted average number of Common shares outstanding, diluted								(129,441,332)	(134,224,825)	(115,139,380)
Net loss								$ (3,301,927)	$ (4,370,260)	$ (2,657,304)
Adjustment to reconcile net loss to net cash used in operating activities
Net cash used in operating activities								(682,749)	(775,375)	(1,805,670)
Net cash used in investing activities								(37,740)	(44,301)	(32,247)
Net cash provided by financing activities								505,361	550,361	2,060,960
Net change in cash								(215,128)	(269,315)	223,043
Total assets									137,638	370,936
Total liabilities									3,249,500	3,663,482
Additional paid-in capital									12,920,984
Total stockholders’ equity				$ (2,143,918)				(2,143,918)	(3,111,862)	(3,292,546)
Total liabilities and stockholders’ equity									137,638	370,936
Loss from operations								(2,793,386)	(3,820,147)	(2,134,112)
Total other (expense) income								(508,541)	(550,113)	(523,192)
NET LOSS ATTRIBUTABLE TO BIOXYTRAN						$ (780,654)		(3,233,492)	(4,280,002)	(2,463,932)
Net cash used in operating activities								(682,749)	(775,375)	(1,805,670)
Net cash used in investing activities								(37,740)	(44,301)	(32,247)
Net cash provided by financing activities								505,361	550,361	2,060,960
Revision of Prior Period, Reclassification, Adjustment [Member]
Assets
Adjustment to Intangibles									1,744
Total assets									1,744
Liabilities
Adjustments to accounts payable									(6,369)	4,429
Adjustments to unissued shares									11,631
Total liabilities									(5,262)	4,429
Stockholders’ equity
Preferred stock, $0.001 par value
Adjustment to Common Stock									(1,000)	94
Common stock, $0.001 par value									(1,000)	94
Adjustment to APIC									164,731	4,679
Additional paid-in capital									164,731	4,679
Non-controlling interest
Accumulated deficit									(201,725)	(9,202)
Total stockholders’ deficit									7,006	(4,429)
Total liabilities and stockholders’ deficit									1,744
Loss from operations								3,460
Total other income (expense)								(212,458)
NET LOSS								(208,999)
Net loss attributable to the non-controlling interest
NET LOSS ATTRIBUTABLE TO BIOXYTRAN								$ (208,999)
Loss per Common share, basic								$ (0.01)
Loss per Common share, diluted								$ (0.01)
Weighted average number of Common shares outstanding, basic
Weighted average number of Common shares outstanding, diluted
Weighted average number of Common shares outstanding, basic
Weighted average number of Common shares outstanding, diluted
Net loss								$ (208,999)
Adjustment to reconcile net loss to net cash used in operating activities								(212,458)
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
Adjustments									1,744
Total assets									1,744
Adjustments									(5,262)
Total liabilities									(5,262)	4,429
Adjustments									(1,000)
Adjustments									(209,731)
Additional paid-in capital									209,731
Total stockholders’ equity									7,006	(4,429)
Total liabilities and stockholders’ equity									1,744
Adjustment from Operations								3,460
Loss from operations								3,460
Loss of issuance								(212,458)
Total other (expense) income								(212,458)
NET LOSS ATTRIBUTABLE TO BIOXYTRAN								(208,999)
Adjustments								(3,460)
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
As Restated [Member]
Assets
Adjustment to Intangibles									1,744
Total assets									139,382	370,936
Liabilities
Adjustments to accounts payable									(6,369)	4,429
Adjustments to unissued shares									11,631
Total liabilities									3,244,238	3,667,911
Stockholders’ equity
Preferred stock, $0.001 par value
Adjustment to Common Stock									(1,000)	94
Common stock, $0.001 par value									144,642	123,346
Adjustment to APIC									164,731	4,679
Additional paid-in capital									13,085,715	8,397,109
Non-controlling interest									(680,886)	(590,628)
Accumulated deficit									(15,699,327)	(11,226,802)
Total stockholders’ deficit									(3,104,856)	(3,296,975)
Total liabilities and stockholders’ deficit									139,382	370,936
Adjustment to R&D										(300,000)
Adjustment to GNA									19,935	(9,202)
Loss from operations									(3,800,212)	(2,436,541)
Adjustment to other income										300,000
Loss of issuance									(212,458)
Total other income (expense)									(762,571)	(229,965)
NET LOSS									(4,562,783)	(2,666,506)
Net loss attributable to the non-controlling interest			13,324						90,258	193,372
NET LOSS ATTRIBUTABLE TO BIOXYTRAN			(795,766)						$ (4,472,525)	$ (2,473,134)
Adjustment of average number of Common shares out-standing									(251,473)	(2,427,075)
Net loss									$ (4,562,783)	$ (2,666,506)
Adjustment to reconcile net loss to net cash used in operating activities									192,523	7,202
Net cash used in operating activities									(775,375)	(1,803,670)
Net cash used in investing activities									(44,301)	(32,247)
Adjustment in cash investment										(2,000)
Net cash provided by financing activities									550,361	2,058,960
Net change in cash									(269,315)	223,043
Total assets									139,382	370,936
Total liabilities									3,244,238	3,667,911
Total stockholders’ equity									(3,104,856)	(3,296,975)
Total liabilities and stockholders’ equity									139,382	370,936
Loss from operations									(3,800,212)	(2,436,541)
Total other (expense) income									(762,571)	(229,965)
NET LOSS ATTRIBUTABLE TO BIOXYTRAN			$ (795,766)						(4,472,525)	(2,473,134)
Net cash used in operating activities									(775,375)	(1,803,670)
Net cash used in investing activities									(44,301)	(32,247)
Net cash provided by financing activities									550,361	2,058,960
Revision of Prior Period, Adjustment [Member]
Stockholders’ equity
Adjustment to R&D										(300,000)
Adjustment to GNA									19,935	(9,202)
Loss from operations									19,935	(309,202)
Adjustment to other income										300,000
Loss of issuance									(212,458)
Total other income (expense)									(212,458)	300,000
NET LOSS									(192,523)	(9,202)
Net loss attributable to the non-controlling interest
NET LOSS ATTRIBUTABLE TO BIOXYTRAN									$ (192,523)	$ (9,202)
Loss per Common share, basic
Loss per Common share, diluted
Adjustment of average number of Common shares out-standing									(251,473)	(2,427,075)
Weighted average number of Common shares outstanding, basic									251,473	2,427,075
Weighted average number of Common shares outstanding, diluted									251,473	2,427,075
Weighted average number of Common shares outstanding, basic									(251,473)	(2,427,075)
Weighted average number of Common shares outstanding, diluted									(251,473)	(2,427,075)
Net loss									$ (192,523)	$ (9,202)
Adjustment to reconcile net loss to net cash used in operating activities									192,523	7,202
Net cash used in operating activities										2,000
Net cash used in investing activities
Adjustment in cash investment										(2,000)
Net cash provided by financing activities										(2,000)
Net change in cash
Loss from operations									19,935	(309,202)
Total other (expense) income									(212,458)	300,000
NET LOSS ATTRIBUTABLE TO BIOXYTRAN									(192,523)	(9,202)
Net cash used in operating activities										2,000
Net cash used in investing activities
Net cash provided by financing activities										$ (2,000)